Long-term debt (Tables)	12 Months Ended
Mar. 31, 2024
Schedule of Long-term Debt Instruments
The below table presents the balance of long-term debt as of March 31, 2023 and March 31, 2024 and the related contractual rates and maturity dates:

	As of
	March 31, 2023				March 31, 2024
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total

	(In millions)
Subordinated debt
Subordinated debt (other than perpetual debt)	2024-2033	7.35% to 10.20%	Rs.	248,983.8	2025-2034	6.67% to 9.7%	Rs.	276,600.6	US$	3,318.9
Perpetual debt — (1)	2024-2030	7.55% to 9.40%		43,850.5	2029-2038	7.55% to 9.4%		47,290.8		567.4
Perpetual debt — (2)	2027	3.70%		81,724.6	2037	3.70%		83,090.7		997.0
Others ( * )
Variable rate — (1)	2024-2026	1.40% to 4.80%		76,405.9	2026-2029	6.10% to 6.51%		479,577.3		5,754.5
Variable rate — (2)	2024-2029	4.50% to 9.44%		148,813.9	2025-2030	6.21% to 9.0%		1,235,079.0		14,819.8
Fixed rate — (1)	2024-2030	2.80% to 9.81%		1,374,137.4	2025-2034	2.80% to 9.60%		4,313,107.4		51,753.2
Fixed rate — (2)	2024	2.58%		80,520.3	2025-2029	5.18% to 8.19%		214,026.2		2,568.1

Total			Rs.	2,054,436.4			Rs.	6,648,772.0	US$	79,778.9

( * )
Variable rate — (1), Perpetual debt — (2) and Fixed rate — (2) represent foreign currency debt. Variable rate debt is typically indexed to LIBOR, SOFR, T-bill rates, Marginal cost of funds based lending rates (“MCLR”), among others.

Maturities of Long-Term Debt Disclosures
The scheduled maturities of long-term debt are set out below:

	As of March 31, 2024
	(In millions)
Due in the fiscal year ending March 31:
2025	Rs.	706,824.8	US$	8,481.2
2026		1,602,175.8		19,224.6
2027		1,359,351.1		16,311.0
2028		284,462.3		3,413.3
2029		596,057.0		7,152.1
Thereafter		1,969,519.5		23,632.3

Total (1)	Rs.	6,518,390.5	US$	78,214.5

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 130,381.5 million (net of debt issuance cost).

Long-term Debt
Schedule of Long-term Debt Instruments
Long-term debt as of March 31, 2023 and March 31, 2024 was comprised of the following:

	As of March 31,
	2023		2024		2024

	(In millions)
Subordinated debt	Rs.	375,060.0	Rs.	407,531.3	US$	4,890.0
Others ( * )		1,681,587.2		6,244,131.6		74,923.6
Debt issuance cost		(2,210.8)		(2,890.9)		(34.7)

Total	Rs.	2,054,436.4	Rs.	6,648,772.0	US$	79,778.9

( * )
Includes securities sold under repurchase agreements amounting to Rs. 90,200.0 million with a stated interest rate of 4.2% per annum for fiscal year ended March 31, 2023 and nil for the fiscal year ended March 31, 2024, under RBI long-term repo operation with a three-year maturity period.

Increase in outstanding balance of Long-term debt – other as of March 31, 2024 is essentially on account of the Transaction (Refer note 3).